METLIFE INVESTORS INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CA 92614

May 5, 2011

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  MetLife Investors Insurance Company and
     MetLife Investors Variable Annuity Account One
     File Nos. 333-50540/811-05200
     (Class VA, Class AA and Class B)
     Rule 497(j) Certification
     ----------------------------------------------

Members of the Commission:

On behalf of MetLife Investors Insurance Company (the "Company") and MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectuses dated May 1, 2011 for the Class AA and Class B variable annuity contracts and Statement of Additional Information ("SAI") dated May 1, 2011, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses for the Class AA and Class B variable annuity contracts and SAI contained in Post-Effective Amendment No. 31 for the Account filed electronically with the Commission on April 12, 2011.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,


/s/ John M. Richards
-----------------------------------
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company